Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule Of Inventories Stated At The Lower Of Cost Or Market Value

(in millions)	March 28, 2014	December 31, 2013
Raw materials	$312.1	$319.1
Work in process	198.5	190.1
Finished goods	817.7	730.4

Total	$1,328.3	$1,239.6

All inventories are stated at the lower of cost or market value.

(in millions)	Dec 31, 2013	Dec 31, 2012
Raw materials	$319.1	$332.0
Work in process	190.1	211.8
Finished goods	730.4	729.8

Total	$1,239.6	$1,273.6